EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

NOTE 32 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, convertible debt obligations consisting of $229,237 of principal and accrued interest were converted into 38,206 shares of Genius Group Ltd pursuant to conversion offers extended by the Company.

Shares Issued for Cash

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, GeniusU Ltd sold an aggregate non-controlling interest of 0.61% of GeniusU Ltd for gross proceeds of $1,528,000 and incurred aggregate issuance costs of $30,560.

Initial Public Offering

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, Genius Group consummated its initial public offering on the NYSE American (ticker: GNS) as of April 14, 2022 with the issuance of 3,272,727 ordinary shares at an IPO price of $6 per share. The Group also changed underwriters from ThinkEquity LLC to Boustead LLC.

Business Combinations

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, On April 21, 2022, Genius Group Limited, a Singapore public limited company (“Genius Group”), announced that it completed a series of business combinations with Education Angels in Home Childcare Limited (“Education Angels”), Property Investors Network Ltd and Mastermind Principles Limited (“PIN” and collectively the “IPO Acquisitions”). The Company is also in the process of trying to close two additional acquisitions: University of Antelope Valley and E-Square. In relation to the completed business combinations, the Company intends to obtain an independent valuation of the purchase price allocation for each acquisition. As of the date of the issuance of these financial statements this valuation is not yet available. As such, the disclosures required by IFRS 3 paragraph B64 are not included in these financial statements. Such disclosures are expected to be included in the next financial statements issued by the Company.

The detailed terms of each acquisition is stated below.

Education Angels

Education Angels delivers home educators and childcare for 0-5 year old’s with creative thinking and play modules.

➢

The Share Purchase Agreement was signed on October 22, 2020 between Genius Group and the owners of Education Angels, David Raymond Hitchins and Angela Stead, for the purchase of 100% of the shares in Education Angels.

➢

The purchase price was NZ$3 million (approximately US$2 million) calculated as 2x the annual revenue in 2019 or 2020 (whichever is higher) of Education Angels, with a minimum purchase price of NZ$3 million (approximately US$2 million).

➢	The payment was 100% in shares of Genius Group.
➢

The share purchase included all rights, title, interest and benefits appertaining to the company, including all contracts, intellectual property, goodwill and ongoing operations, all assets and liabilities on the balance sheet as at the date of the acquisition, less any director’s loans or shareholder’s loans.

➢	The sellers agreed not to sell any shares in Genius Group for at least 6 months from closing in the case of David Hitchins and 12 months in the case of Angie Stead.
➢	Both parties have provided various representations, warranties and indemnifications as part of the agreement.
➢	An extending letter was signed on September 30, 2021 to extend the terms of the agreement to December 31, 2021.
➢	An extending letter was signed on December 17, 2021 to extend the terms of the agreement to March 31, 2022.
➢	An extending letter was signed on March 24, 2022 to extend the terms of the agreement to June 30, 2022.

Property Investors Network

PIN is a UK-based property networking organization.

➢

The Share Purchase Agreement was signed on November 30, 2020, between Genius Group and the owner of PIN, Simon Zutshi on behalf of Property Mastermind International Pte Ltd (MPL), for the purchase of 100% of the shares in Property Investors Network Ltd and Mastermind Principles Ltd.

➢	The purchase price was GBP 3.6 million (Approximately $4.7 million) calculated as 1x the annual revenue in 2019 or 2020 (whichever was higher) of the two companies in the agreement.
➢	The payment was 10% in cash and 90% in Genius Group ordinary shares, with the shares paid on closing and the cash paid within 7 days of closing.
➢

The share purchase included all rights, title, interest and benefits appertaining to the company, including all contracts, intellectual property, goodwill and ongoing operations, all assets and liabilities on the balance sheet as at the date of the acquisition, less any director’s loans or shareholder’s loans.

➢

The parties agreed to clear all director’s loans and shareholder’s loans from the balance sheets of the two companies first by Genius Group paying £1.5 million (US$2.0 million) to MPL on behalf of the seller in order to pay off part of the outstanding loans, and second by the seller repaying any remaining unpaid loans within three years of the closing date.

➢	Both parties provided various representations, warranties and indemnifications as part of the agreement.
➢	An extending letter was signed on September 30, 2021 to extend the terms of the agreement to December 31, 2021.
➢	An extending letter was signed on December 17, 2021 to extend the terms of the agreement to March 31, 2022.
➢	An extending letter was signed on March 24, 2022 to extend the terms of the agreement to June 30, 2022.

E-Square

E-Square is a full campus with primary, secondary and college education for students in entrepreneurship. The terms of the acquisition were amended on April 19, 2022 to reflect that the closing is conditioned upon the approval of the South African Reserve Bank.

University of Antelope Valley

UAV is a California-based, WASC accredited, U.S. university issuing degrees on campus and on-line. Per the terms of the agreement, Genius Group has already paid UAV US$7 million in cash and 1 million Genius Group ordinary shares (valued at US$6 million) as closing consideration. The terms of this acquisition were amended on April 18, 2022 to reflect that (i) the transaction will not close until the full cash amount of US$24 million is paid by Genius Group to UAV and (ii) the Genius Group ordinary shares issued are subject to a lock-up.